Exploration and Evaluation Expenditures	12 Months Ended
Dec. 31, 2024
Disclosure Of Exploration Expenditures [Abstract]
Exploration and Evaluation Expenditures
17.
EXPLORATION AND EVALUATION EXPENDITURES

The following table summarizes the Company’s exploration and evaluation expenditures:

	Years Ended December 31,
		2024			2023		2022
	Millennial Projects	Other	Total	Millennial Projects	Other	Total	Millennial Projects	Total
	$	$	$	$	$	$	$	$
Consulting and salaries	4,372	1,641	6,013	6,086	3,153	9,239	1,700	1,700
Permitting and environmental	222	-	222	-	-	-	5	5
Field supplies and other	2,289	-	2,289	5,986	10	5,996	2,673	2,673
Depreciation	207	-	207	468	-	468	199	199
Drilling and geological expenses	1,347	-	1,347	5,511	-	5,511	156	156
Total exploration expenditures	8,437	1,641	10,078	18,051	3,163	21,214	4,733	4,733